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                                                                       1933 Act
                                                                    Rule 497(j)

May 1, 2009                                                          VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  PHL Variable Accumulation Account
     PHL Variable Insurance Company
     Registration Nos. 333-123040 and 811-08914

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 29, 2009. The public offering made pursuant to this Registration Statement commenced on May 1, 2009.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,


/s/ Lois L. McGuire
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Lois L. McGuire
Director
Phoenix Life Insurance Company